Document and Entity Information	Oct. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2023
Entity File Number	001-38252
Entity Registrant Name	Spark Networks SE
Entity Central Index Key	0001705338
Entity Incorporation, State or Country Code	2M
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	KOHLFURTER STRASSE 41/43
Entity Address, City or Town	BERLIN
Entity Address, Country	DE
Entity Address, Postal Zip Code	10999
City Area Code	30
Local Phone Number	868000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false